INVESTMENTS (Narrative) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments [Line Items]
Dividend income related to certain marketable securities	$ 79	$ 84
Ensero Holdings, Inc. [Member]
Disclosure Of Investments [Line Items]
Interest income on investment	$ 559	$ 526
Rawhide Acquistion Holding, LLC [Member]
Disclosure Of Investments [Line Items]
Percentage of equity interest acquired	38.07%